INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
As at beginning	€ 14,279
As at end	30,845	€ 14,279
Amortization expense recognized within selling, general and administrative expenses	4,499	2,568
Loss on disposal of intangible assets	(89)
Carrying Amount
INTANGIBLE ASSETS
As at beginning	18,697	16,411
Additions	3,143	2,286
Disposal	(128)
Acquired through business combination (Note 5)	16,779
Effect of movement in exchange rates	1,258
As at end	39,749	18,697
Accumulated Amortization
INTANGIBLE ASSETS
As at beginning	(4,418)	(1,850)
Additions	(4,499)	(2,568)
Disposal	39
Effect of movement in exchange rates	(26)
As at end	(8,904)	(4,418)
Intellectual Property
INTANGIBLE ASSETS
As at beginning	6,678
As at end	11,333	6,678
Intellectual Property | Carrying Amount
INTANGIBLE ASSETS
As at beginning	8,966	8,801
Additions	237	165
Acquired through business combination (Note 5)	5,611
Effect of movement in exchange rates	409
As at end	15,223	8,966
Intellectual Property | Accumulated Amortization
INTANGIBLE ASSETS
As at beginning	(2,288)	(1,119)
Additions	(1,594)	(1,169)
Effect of movement in exchange rates	(8)
As at end	(3,890)	(2,288)
Deferred development costs
INTANGIBLE ASSETS
As at beginning	2,467
As at end	3,775	2,467
Deferred development costs | Carrying Amount
INTANGIBLE ASSETS
As at beginning	3,297	1,222
Additions	2,889	2,075
As at end	6,186	3,297
Deferred development costs | Accumulated Amortization
INTANGIBLE ASSETS
As at beginning	(830)	(76)
Additions	(1,581)	(754)
As at end	(2,411)	(830)
Customer relationships
INTANGIBLE ASSETS
As at beginning	3,909
As at end	14,418	3,909
Customer relationships | Carrying Amount
INTANGIBLE ASSETS
As at beginning	4,903	4,903
Acquired through business combination (Note 5)	10,857
Effect of movement in exchange rates	824
As at end	16,584	4,903
Customer relationships | Accumulated Amortization
INTANGIBLE ASSETS
As at beginning	(994)	(504)
Additions	(1,154)	(490)
Effect of movement in exchange rates	(18)
As at end	(2,166)	(994)
Brands
INTANGIBLE ASSETS
As at beginning	1,081
As at end	1,261	1,081
Brands | Carrying Amount
INTANGIBLE ASSETS
As at beginning	1,357	1,357
Acquired through business combination (Note 5)	311
Effect of movement in exchange rates	24
As at end	1,692	1,357
Brands | Accumulated Amortization
INTANGIBLE ASSETS
As at beginning	(276)	(140)
Additions	(155)	(136)
As at end	(431)	(276)
Other.
INTANGIBLE ASSETS
As at beginning	144
As at end	58	144
Other. | Carrying Amount
INTANGIBLE ASSETS
As at beginning	174	128
Additions	17	46
Disposal	(128)
Effect of movement in exchange rates	1
As at end	64	174
Other. | Accumulated Amortization
INTANGIBLE ASSETS
As at beginning	(30)	(11)
Additions	(15)	(19)
Disposal	39
As at end	(6)	(30)
Gaming licences
INTANGIBLE ASSETS
Loss on disposal of intangible assets	€ (89)	€ 0